Annual Total Returns- Vanguard 500 Index Fund (Admiral) [BarChart] - Admiral - Vanguard 500 Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.08%	15.96%	32.33%	13.64%	1.36%	11.93%	21.79%	(4.43%)	31.46%	18.37%